Taxation (Details) - ZAR (R) R in Millions			12 Months Ended
	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Geographical areas
Income tax			R 10,156	R 12,925	R 16,231
Deferred tax			(417)	(7,744)
Total tax expense (income)			R 9,739	R 5,181	R 13,869
Applicable tax rate			27.00%	27.00%	28.00%
South Africa
Geographical areas
Normal tax			R 8,128	R 10,271	R 13,399
current year			8,212	10,671	13,303
prior years			(84)	(400)	96
Dividend withholding tax					(24)
Deferred tax			709	(4,721)	(2,535)
current year			570	(5,687)	(2,356)
prior years			139	966	(108)
tax rate reduction/change					(71)
Translation difference arising from exchange rates				845
Applicable tax rate	27.00%	28.00%
Foreign Countries
Geographical areas
Normal tax			2,028	2,654	2,856
current year			2,045	2,507	2,737
prior years			(17)	147	119
Deferred tax			(1,126)	(3,023)	173
current year			(1,031)	(2,845)	(132)
prior years			(102)	(172)	306
tax rate reduction/change			7	R (6)	R (1)
Deferred tax expense arising from write-down of deferred tax asset			15,300
Deferred tax income arising from impairments			R 13,600